Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	2,316,537	2,281,804	312,606
Allowance for credit losses	(147,495)	(90,626)	(12,416)
Accounts receivable, net	2,169,042	2,191,178	300,190

Schedule of Movement of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	240,326	130,148	147,495	20,207
(Reversal) /Provisions	(41,943)	40,328	(29,129)	(3,991)
Write-offs	(68,235)	(22,981)	(27,740)	(3,800)
Balance at the end of the year	130,148	147,495	90,626	12,416